Business Combination Under Common Control (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Transactions Recognised Separately From Acquisition of Assets and Assumption of Liabilities in Business Combination

12.31.2016
Current assets
Inventories	181,795,914
Trade accounts receivable	91,555,806
Other receivables	38,157,070
Cash and cash equivalents	207,927,790

Non-current assets
Property, plant and equipment	1,936,279,436
Intangible assets	339,070
Trade accounts receivable	84,063
Other receivables	79,819,925

Current liabilities
Trade and other payables	(319,240,220)
Borrowings	(1,476,726,832)
Payroll and social security payables	(4,936,114)
Tax liabilities	(11,046,537)

Non-current liabilities
Deferred tax liabilities	(7,307,114)

Net Assets	716,702,257

Summary of Cash Generated by Acquisition of Subsidiaries

Net cash generated by acquisition of subsidiaries

12.31.2016
Consideration paid in cash	—
Less: Cash and cash equivalents acquired	207,927,790

Net cash received from acquisition of subsidiaries	207,927,790

Other capital adjustments resulting from the purchase (in pesos):

12.31.2016
Consideration (Note 31)	518,091,291
Plus: Previous equity interest	250,845,790
Plus: Non-controlling interest	351,172,141
Less: Net assets at book value	(716,702,257)

Other capital adjustments	403,406,965

Yguaz Cementos S.A. [member]
Summary of Business Combination

Business combination during the year

Name	Principal Activity	Principal place of business	Proportion of ownership interest/voting right held by the Group
			12.31.2017	12.31.2016	12.31.2015
Yguazú Cementos S.A.	Manufacture and marketing of cement	Paraguay	51%	51%	35%